Equity - Issued Capital - Schedule of Movements in Ordinary Share Capital (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in Ordinary Share Capital [Abstract]
Beginning Balance Shares (in Shares)		7,488,359	4,824,278	4,841,016
Beginning Balance Cost		$ 34,837,206	$ 31,035,121	$ 30,907,405
Expiry of options Cost		$ 126,073	$ 26,432	$ 148,007
Cancelation of shares through small parcel buy back Shares (in Shares)				(16,738)
Cancelation of shares through small parcel buy back Cost				$ (20,291)
Ending Balance Shares (in Shares)		12,213,935	7,488,359	4,824,278
Ending Balance Cost		$ 60,145,100	$ 34,837,206	$ 31,035,121
Issue of ATM sale transactions shares, net of sales agent fees Shares (in Shares)	[1]	1,842,560
Issue of ATM sale transactions shares, net of sales agent fees Issue price (in Dollars per share)	[1]	$ 5.26
Issue of ATM sale transactions shares, net of sales agent fees Cost	[1]	$ 9,699,204
Issue of shares under service agreement Shares (in Shares)	[2]	40,000
Issue of shares under service agreement Issue price (in Dollars per share)	[2]	$ 2.5
Issue of shares under service agreement Cost	[2]	$ 100,000
Issue of shares (net of warrant fair value) under Registered Direct Offering Shares (in Shares)	[3]		486,871
Issue of shares (net of warrant fair value) under Registered Direct Offering Issue price (in Dollars per share)	[3]		$ 2.22
Issue of shares (net of warrant fair value) under Registered Direct Offering Cost	[3]		$ 1,079,244
Exercise of pre-funded warrants and private placement warrants Shares (in Shares)		1,348,666	2,177,210
Exercise of pre-funded warrants and private placement warrants Issue price (in Dollars per share)		$ 8.59	$ 1.44
Exercise of pre-funded warrants and private placement warrants Cost		$ 11,580,706	$ 3,132,612
Exercise of options Shares (in Shares)		583,376
Exercise of options Issue price (in Dollars per share)		$ 1.43
Exercise of options Cost		$ 831,544
Vesting of restricted shares units Shares (in Shares)		910,974
Capital raising costs Cost		$ (429,978)	$ (436,203)
Reclass of vested restricted share units share-based payments Cost		2,568,377
Reclass of exercised options share-based payments Cost		$ 831,968

[1]	On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs, having an aggregate offering price of up to $10 million. As of December 31, 2025, the Company sold 1,842,560 ADSs under the Sales Agreement, at an average sales price of $5.26, for gross proceeds of $9,999,180, net of sales cash commission of $299,976.
[2]	On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.
[3]	On January 30, 2024, the Company issued 1,416,354 pre-funded warrants at an offering price of $1.5499 under registered direct offering. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant. In addition, on January 30, 2024, in a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS, expiring January 30, 2029.